Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]
Quarterly Financial Data [Line Items]
Revenue	$ 168,766	$ 530,358	$ 518,793	$ 500,205	$ 526,361	$ 505,727	$ 496,715	$ 484,791	$ 1,018,998	$ 1,718,122	$ 2,013,594	$ 1,988,486	$ 347,256	$ 495,059	$ 986,082
Gross profit	102,964	330,644	312,022	287,994	300,219	288,411	278,786	270,648	600,016	1,033,624	1,138,064	1,103,356	189,276	262,946	504,327
Operating earnings (loss)	(52,625)	143,417	128,637	114,567	123,526	120,152	101,357	101,340	243,204	333,996	446,375	442,484	(66,209)	26,745	20,101
Net earnings (loss)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 149,843	$ 190,938	$ 256,084	$ 228,702	$ (114,869)	$ (54,634)	$ (145,312)